SHORT-TERM AND LONG-TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument Line Items
Long-term debt	$ 4,167	$ 8,333
Debt Instrument [Line Items]
Debt Instrument Line Items
Reminder of 2020	4,167
2021	8,333
Present value of principal payments	12,500
Less: current portion	(8,333)
Long-term debt	$ 4,167